Taxes - Summary of Reconciliation of Deferred Tax Balance Sheet (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Reconciliation Of Deferred Tax Balance Sheet [Line Items]
Deferred tax assets	$ 1,959	$ 1,007
Deferred tax liabilities	2,457	878
Petroleum Resource Rent Tax [member]
Disclosure Of Reconciliation Of Deferred Tax Balance Sheet [Line Items]
Deferred tax assets	1,821	1,007
Deferred tax liabilities	613
Petroleum Resource Rent Tax [member] | Production and growth assets [member]
Disclosure Of Reconciliation Of Deferred Tax Balance Sheet [Line Items]
Deferred tax assets	1,460	767
Deferred tax liabilities	1,281
Petroleum Resource Rent Tax [member] | Augmentation for current year [member]
Disclosure Of Reconciliation Of Deferred Tax Balance Sheet [Line Items]
Deferred tax assets	113	166
Deferred tax liabilities	(62)
Petroleum Resource Rent Tax [member] | Provisions [member]
Disclosure Of Reconciliation Of Deferred Tax Balance Sheet [Line Items]
Deferred tax assets	271	75
Deferred tax liabilities	(743)
Petroleum Resource Rent Tax [member] | Other [member]
Disclosure Of Reconciliation Of Deferred Tax Balance Sheet [Line Items]
Deferred tax assets	(23)	(1)
Deferred tax liabilities	137
Income Tax [member]
Disclosure Of Reconciliation Of Deferred Tax Balance Sheet [Line Items]
Deferred tax assets	1,959	1,007
Deferred tax liabilities	2,457	878
Income Tax [member] | Provisions [member]
Disclosure Of Reconciliation Of Deferred Tax Balance Sheet [Line Items]
Deferred tax assets	60
Deferred tax liabilities	(1,280)	(706)
Income Tax [member] | Other [member]
Disclosure Of Reconciliation Of Deferred Tax Balance Sheet [Line Items]
Deferred tax assets	34
Deferred tax liabilities	(89)	(32)
Income Tax [member] | Oil and gas properties [member]
Disclosure Of Reconciliation Of Deferred Tax Balance Sheet [Line Items]
Deferred tax assets	(1,496)
Deferred tax liabilities	2,857	1,520
Income Tax [member] | Exploration and evaluation assets [member]
Disclosure Of Reconciliation Of Deferred Tax Balance Sheet [Line Items]
Deferred tax assets	30
Deferred tax liabilities	67	51
Income Tax [member] | Lease assets and liabilities [member]
Disclosure Of Reconciliation Of Deferred Tax Balance Sheet [Line Items]
Deferred tax assets	23
Deferred tax liabilities	(22)	(38)
Income Tax [member] | PRRT assets and liabilities [Member]
Disclosure Of Reconciliation Of Deferred Tax Balance Sheet [Line Items]
Deferred tax liabilities	347	303
Income Tax [member] | Unused tax losses and tax credits [member]
Disclosure Of Reconciliation Of Deferred Tax Balance Sheet [Line Items]
Deferred tax assets	1,464
Income Tax [member] | Assets held for sale [Member]
Disclosure Of Reconciliation Of Deferred Tax Balance Sheet [Line Items]
Deferred tax liabilities		(205)
Income Tax [member] | Derivatives [member]
Disclosure Of Reconciliation Of Deferred Tax Balance Sheet [Line Items]
Deferred tax assets	23
Deferred tax liabilities	(36)	(15)
Income Tax [member] | Income tax deferred tax [member]
Disclosure Of Reconciliation Of Deferred Tax Balance Sheet [Line Items]
Deferred tax assets	138
Deferred tax liabilities	$ 1,844	$ 878